Significant Accounting Policies - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life (Details)		Dec. 31, 2025	Apr. 30, 2024
Laboratory equipment [Member] | Minimum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets		15 years
Laboratory equipment [Member] | Maximum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets		33 years
Office, furniture and equipment [Member] | Minimum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets		6 years
Office, furniture and equipment [Member] | Maximum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets		33 years
Computers and Cars [Member] | Minimum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets		20 years
Computers and Cars [Member] | Maximum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets		33 years
Leasehold improvements [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets	[1]	10 years
Manufacturing plant [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets			8 years
Manufacturing plant [Member] | Minimum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets	[2]	10 years
Manufacturing plant [Member] | Maximum [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets	[2]	27 years

[1]

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the expected life of the improvement.

As a result of exercising the option to extend the lease period on December 24, 2024, the company revaluated the useful life of the Leasehold improvements and Manufacturing plant to be in accordance with the lease period. (note 6).

[2]	As of April 2024, the manufacturing plant has completed its validation process, which enabled the commencement of production activities. Accordingly, the depreciation of the manufacturing plant has begun. And will be recognized over its useful life of 8 years.